Operating Leases - Schedule of Future Minimum Lease Payments Under Operating Lease (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Future Minimum Lease Payments Under Operating Lease [Abstract]
2026	$ 45,768	$ 31,630
Total lease payments	45,768	31,630
Less: imputed interest	(470)	(812)
Total operating lease liabilities, net of interest	$ 45,298	$ 30,818